American Century Quantitative Equity Funds, Inc. Prospectus Supplement Strategic Inflation Opportunities Fund
Supplement dated May 31, 2013 ■ Prospectus dated November 1, 2012

The Principal Investment Strategies section on page 3 and 4 of the prospectus is replaced with the following:

Principal Investment Strategies

The fund’s asset allocation strategy seeks to diversify its investments among U.S. Treasury inflation-indexed securities, commodity-related investments, non-U.S. dollar investments, companies engaged in the real estate industry (including securities issued by real estate investment trusts (REITs)), and securities that reflect the price of gold bullion, all in an effort to provide investors total real return. Total real return is total return reduced by the expected impact of inflation. The fund’s investment strategy has been designed in an effort to protect the fund’s investors from the effects of rising U.S. inflation. Generally, the portfolio managers intend to diversify the fund’s investments as indicated in the following table. The table indicates the fund’s neutral mix, that is, how the fund’s investments generally will be allocated among its major asset classes over the long term, and the ranges within which the portfolio managers may make tactical allocations as a result of changing economic conditions or the portfolio managers’ inflation expectations. The portfolio managers will regularly review the fund’s asset mix and adjust the allocation among asset classes as necessary to provide the fund what they believe is the most favorable outlook for achieving the fund’s objective. By adjusting the allocation among asset classes the portfolio managers can moderate risks associated with each asset category.

	U.S. Inflation-Indexed and other U.S. Fixed-Income Securities	Non-U.S. Dollar Investments	Commodity-Related Investments	Real estate-related securities	Gold securities
Neutral Mix	45%	25%	15%	10%	5%
Operating Ranges	25-65%	15-35%	5-25%	0-20%	0-10%

To help protect against U.S. inflation, the fund will invest a portion of its assets in inflation-indexed debt securities. These securities include inflation-indexed U.S. Treasury securities, inflation-indexed securities issued by U.S. government agencies and instrumentalities other than the U.S. Treasury, and inflation-indexed securities issued by other entities such as corporations. Inflation-indexed securities are designed to protect the future purchasing power of the money invested in them.

The portfolio managers may also purchase U.S. Treasury securities, U.S. Treasury futures, and other U.S. fixed-income securities that are not linked to inflation whether issued by the U.S. government, its agencies or instrumentalities, corporations or other non-governmental issuers. A portion of these investments may be in high-yield securities. The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such instruments are in keeping with the fund’s investment objective.

The fund also will invest a portion of its assets in commodity-related investments. Commodities are assets that have tangible properties, such as oil, metals and agricultural products. Under normal market conditions, the fund’s commodity-related investments will be allocated between equity securities of U.S. and foreign companies engaged in commodity-related businesses and investments that provide investment exposure to underlying investible commodities.  Investments in equity securities of foreign companies engaged in commodity-related businesses do not apply to the fund’s neutral mix or operating range for non-U.S. dollar investments. To achieve exposure to underlying commodities, the fund may invest in commodity-linked notes, commodity-related exchange traded notes (ETNs), and exchange traded funds (ETFs) or other pooled investment funds that invest in underlying commodities or that seek to track the performance of a commodity or resource index.

The fund also will invest a portion of its assets in debt securities of foreign issuers, including issuers located in emerging markets.  In managing the fund’s non-U.S. dollar investments, the fund will buy and sell foreign currencies regularly, either in the spot (i.e., cash) market or with foreign currency forward contracts.

Foreign currency forward contracts are agreements to exchange a specific amount of one currency for a specified amount of another at a future date. The date may be any agreed fixed number of days in the future. The amount of currency to be exchanged, the price at which the exchange will take place, and the date of the exchange are negotiated when the fund enters into the contract and are fixed for the term of the contract. Forward contracts are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and is consummated without payment of any commission. However, the fund may enter into forward contracts with deposit requirements or commissions.

The fund may also invest in high-quality non-dollar-denominated foreign government and foreign corporate debt securities, as well as inflation-indexed securities issued by foreign governments and corporations. When the managers believe it is prudent, the fund may also invest a portion of the assets from this portion in equity securities of foreign companies, including issuers located in emerging markets. Within this non-U.S. dollar portion, the fund may also invest in short-term securities, including money markets, securities issued or guaranteed by the U.S. government and its agencies and instrumentalities, and commercial paper and other U.S. dollar debt investments.

The fund will also invest a portion of its assets in real estate investment trusts (REITs), REIT ETFs and equity securities issued by companies engaged in the real estate industry. A company is considered a real estate company if, in the opinion of the portfolio managers, at least 50% of its revenues or 50% of the market value of its assets at the time the securities are purchased by the fund are attributed to the ownership, construction, management or sale of real estate.

The fund will also invest a portion of its assets in securities that reflect the performance of the price of gold bullion, including through exchange traded funds (ETFs) or other pooled investment funds that invest in underlying gold.

The following replaces the Portfolio Managers section on page 6 of the prospectus.

Portfolio Managers

Steven R. Brown, Senior Vice President and Senior Portfolio Manager, has shared primary responsibility for the management of the fund since 2013, and has served on teams managing real estate investments since 2008.

Robert V. Gahagan, Senior Vice President and Senior Portfolio Manager, has shared primary responsibility for the management of the fund since 2010, and has served on teams managing fixed-income investments since joining the advisor in 1983.

William Martin, CFA, Senior Vice President and Senior Portfolio Manager, has shared primary responsibility for the management of the fund since 2010 and has served on teams managing quantitative equity investments since 1990.

Brian Howell, Vice President and Senior Portfolio Manager, has shared primary responsibility for the management of the fund since 2010, and has served on teams managing fixed-income investments since joining the advisor in 1987.

John A. Lovito, Vice President and Senior Portfolio Manager, has shared primary responsibility for the management of the fund since 2010, and has served on teams managing fixed-income investments since joining the advisor in 2009.

The following replaces The Fund Management Team section on page 14 of the prospectus.

The Fund Management Team

The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund’s investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

Steven R. Brown

Mr. Brown, Senior Vice President and Senior Portfolio Manager, joined American Century Investments in 2008 as a portfolio manager. He has shared primary responsibility for the management of the fund since 2013. Prior to joining American Century Investments, he spent seven years at Neuberger Berman, most recently serving as global head of real estate securities. He has a bachelor’s degree in economics and an MBA in finance from New York University Stern School of Business.

Robert V. Gahagan

Mr. Gahagan, Senior Vice President and Senior Portfolio Manager, joined American Century Investments in 1983. He became a portfolio manager in 1991.  He has shared primary responsibility for the management of the fund since 2010, and has served on teams managing fixed-income investments since joining the advisor. He has a bachelor’s degree in economics and an MBA from the University of Missouri – Kansas City.

William Martin

Mr. Martin, Senior Vice President and Senior Portfolio Manager, joined American Century Investments in 1989 and became a portfolio manager in 1991. He has shared primary responsibility for the management of the fund since 2010, and has served on teams managing quantitative equity investments since 1990. He has a bachelor's degree in economics from the University of Illinois. He is a CFA charterholder.

Brian Howell

Mr. Howell, Vice President and Senior Portfolio Manager, joined American Century Investments in 1987. He became a portfolio manager in 1996. He has shared primary responsibility for the management of the fund since 2010, and has served on teams managing fixed-income investments since joining the advisor. He has a bachelor’s degree in mathematics/statistics and an MBA from the University of California – Berkeley.

John A. Lovito

Mr. Lovito, Vice President and Senior Portfolio Manager, joined American Century Investments in 2009. He has shared primary responsibility for the management of the fund since 2010 and has served on teams managing fixed-income investments since joining the advisor. Prior to joining American Century Investments in 2009, he spent seven years at Lehman Brothers Asset Management, most recently as managing director and head of global fixed-income strategies. He previously served as senior vice president and team leader for international fixed-income at Lehman Brothers Asset Management. He has a bachelor’s degree in economics and an MBA in finance from Fordham University.

The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation and their ownership of fund securities.

The first paragraph and table of the What are the fund’s principal investment strategies? section on page 8 of the prospectus is replaced with the following:

The fund’s asset allocation strategy seeks to diversify its investments among U.S. Treasury inflation-indexed securities, commodity-related investments, non-U.S. dollar investments, companies engaged in the real estate industry (including securities issued by real estate investment trusts (REITs)), and securities that reflect the price of gold bullion, all in an effort to provide investors total real return. Total real return is total return reduced by the expected impact of inflation. The fund’s investment strategy has been designed in an effort to protect the fund’s investors from the effects of rising U.S. inflation. Generally, the portfolio managers intend to diversify the fund’s investments as indicated in the following table. The table indicates the fund’s neutral mix, that is, how the fund’s investments generally will be allocated among its major asset classes over the long term, and the ranges within which the portfolio managers may make tactical allocations as a result of changing economic conditions or the portfolio managers’ inflation expectations. The fund’s allocations may vary from the neutral mix and operating ranges listed below for short-term periods. These variations may be due to differences in asset class performance or prevailing market conditions. The portfolio managers will regularly review the fund’s asset mix and adjust the allocation among asset classes as necessary to provide the fund what they believe is the most favorable outlook for achieving the fund’s objective. For example, if the portfolio managers feel at any point that their inflation expectations are not accurately reflected in the prices for inflation-indexed U.S. Treasury securities, the portfolio managers will make tactical adjustments to the fund’s asset mix to reflect this perceived under- or over- pricing of inflation expectations. In addition, by adjusting the allocation among asset classes, the portfolio managers can moderate risks associated with each asset category.

	U.S. Inflation-Indexed and other U.S. Fixed-Income Securities	Non-U.S. Dollar Investments	Commodity-Related Investments	Real estate-related securities	Gold securities
Neutral Mix	45%	25%	15%	10%	5%
Operating Ranges	25-65%	15-35%	5-25%	0-20%	0-10%

The bulleted paragraph following the above table in the What are the fund’s principal investment strategies? section on page 8 of the prospectus is deleted.

The following language replaces all the paragraphs after the Non-U.S. Dollar Investments sub-section in the What are the fund’s principal investment strategies? section on page 10 of the prospectus:

Real Estate-Related Investments

The portfolio managers also may invest up to 10% of fund assets in real estate investment trusts (REITs) REIT ETFs and equity securities issued by companies engaged in the real estate industry. A company is considered to be a real estate company if, in the opinion of the portfolio manager, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the fund are attributed to the ownership, construction, management or sale of real estate.

A real estate investment trust (REIT) invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

Real estate-related investments do not apply to the fund’s neutral mix or operating range for non-U.S. dollar investments.

The Gold-Related Investments sub-section in the What are the fund’s principal investment strategies? section on page 10 of the prospectus is restated as follows:

Gold Securities

The portfolio manager also may invest up to 10% of the fund’s assets in securities that reflect the performance of the price of gold bullion, including through exchange traded funds (ETFs) or other pooled investment funds that invest in underlying gold.

Gold securities do not apply to the fund’s neutral mix or operating range for non-U.S. dollar investments or commodity-related investments.

The portfolio managers determine whether to buy and sell securities for this portion of the fund by using a combination of fundamental research and bond and currency valuation models, including the following:

•	Economic/Political Fundamentals – The portfolio managers evaluate each country’s economic climate and political discipline for controlling deficits and inflation.
•	Expected Return – Using economic forecasts, the portfolio managers project the expected return for each country.
•	Relative Value – By contrasting expected risks and returns for investments in each country, the portfolio managers select those countries expected to produce the best return at reasonable risk.

The fund sells holdings from this portion of the fund for a variety of reasons, such as to adjust its average maturity or credit quality, to shift assets into and out of higher-yielding securities, or to alter geographic or currency exposure.

The fund also may invest some of the assets devoted to non-U.S. dollar investments in equity securities of foreign companies and derivative instruments such as options, futures contracts, options on futures contracts, foreign currency exchange contracts, or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund’s investment objective.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash, cash-equivalent securities, or traditional U.S. government securities. To the extent the fund assumes a defensive position, it will not be pursuing its investment objective. A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

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